Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (20.4)	$ (7.2)	$ (18.9)	$ 3.0	$ (48.0)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation, amortization and impairment	31.1	8.5	17.2	37.4	35.6
Allowance for doubtful accounts	0.7	0.2	0.2	0.3	4.1
Non-cash interest expense on amortization of long-term debt and litigation accruals	5.7	5.0	1.3	7.7	9.3
Non-cash income from reversal of personnel provisions and R&D subsidies				(2.5)
Unrealized (gains) loss on derivative contracts	(6.6)	0.1		(0.9)
Deferred tax expense	2.3	(3.5)	0.0	1.4	0.4
Cash paid to purchase silver accounts				(2.7)
Gain from bargain purchase			(16.6)
Changes in operating assets and liabilities
Trade accounts receivable	(121.7)	(40.6)	(7.4)	(37.1)	(126.0)
Inventories	(40.2)	27.8	16.5	(39.5)	(69.1)
Restricted cash	(15.9)	(2.7)		4.2	(6.6)
Receivables from related parties	32.6	(2.5)
Other current assets	(7.9)	(7.9)		(13.2)	(1.4)
Trade accounts payable	44.3	11.6	8.0	(26.5)	149.7
Notes payable	(0.4)
Warranty provisions			(1.7)	(1.5)	2.9
Warranty provisions	12.5
Accrued expenses	3.4	(0.1)	6.2	(9.4)	(5.5)
Payables to related parties	52.1	43.3
Other payables			(33.2)	(0.5)	9.0
Other current liabilities	(0.8)	18.5		(1.8)	7.7
Cash provided by (used in) operating activities	(29.2)	50.5	(28.4)	(81.6)	(37.7)
Cash flows from investing activities
Net cash received from an acquisition	70.2
Net consideration transferred for business combination			(47.0)
Capital expenditures	(16.6)	(5.9)	(3.5)	(45.6)	(15.4)
Changes in restricted cash relating to investing activities	2.3
Proceeds for sale of assets held for sale					9.0
Issuance of loans to related parties	(6.1)	(0.2)		(19.5)	(0.2)
Other investing activities	(1.2)
Net cash provided by (used in) investing activities	48.6	(6.1)	(50.5)	(65.1)	(6.7)
Cash flows from financing activities
Proceeds from borrowings from banks	74.1		30.0	69.3	50.0
Principal payments on bank borrowings	(61.6)	(6.5)		(6.4)	(30.0)
Principal payments on government borrowings				(0.9)	(1.0)
Principal payments on capital lease obligations	(1.4)	(0.8)		(5.6)	(1.0)
Proceeds from related party borrowings	8.0
Proceeds from issuance of common stock			110.0		220.2
Arrangement fee and other related costs for bank borrowings	(0.9)
Arrangement fee and other related costs for long-term notes	(1.0)
Net cash provided by (used in) financing activities	17.2	(7.3)	140.0	56.4	238.3
Net increase (decrease) in cash and cash equivalents	36.6	37.1	61.1	(90.3)	193.8
Net increase (decrease) in cash and cash equivalents	36.6	37.1	61.1	(90.3)	193.8
Effect of exchange rate changes on cash and cash equivalents	1.2	1.8	0.7	(10.7)	2.0
Cash and cash equivalents at beginning of period	156.7	257.7		257.7	61.9
Cash and cash equivalents at end of period	194.5	296.6	61.9	156.7	257.7
Supplemental disclosure of cash flow information
Cash paid for income taxes			$ 0.0	0.0	0.0
Cash paid for interest	5.3	$ 0.7		$ (10.4)	$ (7.3)
Realized gain from derivative contracts	8.2
Supplemental schedule of non-cash activities
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ 40.1